ACQUISITIONS - Schedule of Fair Values of Identified Intangible Assets Acquired and Respective Weighted-Average Estimated Amortization Periods (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Customer-related intangible assets
Business Acquisition [Line Items]
Weighted-Average Estimated Amortization Periods		6 years 8 months 12 days	10 years 9 months 18 days
Contract-based intangible assets
Business Acquisition [Line Items]
Weighted-Average Estimated Amortization Periods		6 years 3 months 18 days	12 years
Acquired technologies
Business Acquisition [Line Items]
Weighted-Average Estimated Amortization Periods		5 years	6 years 3 months 18 days
Trademarks and trade names
Business Acquisition [Line Items]
Weighted-Average Estimated Amortization Periods		7 years	2 years
EVO Payments, Inc
Business Acquisition [Line Items]
Estimated Fair Value	$ 1,478,995
Weighted-Average Estimated Amortization Periods	11 years
EVO Payments, Inc | Customer-related intangible assets
Business Acquisition [Line Items]
Estimated Fair Value	$ 916,000
Weighted-Average Estimated Amortization Periods	11 years
EVO Payments, Inc | Contract-based intangible assets
Business Acquisition [Line Items]
Estimated Fair Value	$ 470,000
Weighted-Average Estimated Amortization Periods	12 years
EVO Payments, Inc | Acquired technologies
Business Acquisition [Line Items]
Estimated Fair Value	$ 86,995
Weighted-Average Estimated Amortization Periods	7 years
EVO Payments, Inc | Trademarks and trade names
Business Acquisition [Line Items]
Estimated Fair Value	$ 6,000
Weighted-Average Estimated Amortization Periods	2 years